Segment and Geographic Information - Allocation of Property, Plant and Equipment, Intangible Assets and Goodwill (Details)	Dec. 31, 2022	Dec. 31, 2021
China
Disclosure of geographical areas [line items]
Property, plant and equipment, among countries that exceeded 10% (as a percentage of total)		11.00%
Thailand
Disclosure of geographical areas [line items]
Property, plant and equipment, among countries that exceeded 10% (as a percentage of total)	18.00%	16.00%
United States
Disclosure of geographical areas [line items]
Property, plant and equipment, among countries that exceeded 10% (as a percentage of total)	25.00%	22.00%
Intangible assets and goodwill, among countries that exceeded 10% (as a percentage of total)	48.00%	49.00%
Singapore
Disclosure of geographical areas [line items]
Intangible assets and goodwill, among countries that exceeded 10% (as a percentage of total)	42.00%	42.00%